S000090183 [Member] Performance Management - TCW White Oak Emerging Markets Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund does not have a full year of operations history, it has no investment results. Once the Fund has a performance record of at least one year, a bar chart and performance table will be included in this Prospectus. This information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.TCW.com.

Performance Past Does Not Indicate Future [Text]	Past results (before and after taxes) are not predictive of future results.
Performance One Year or Less [Text]	Because the Fund does not have a full year of operations history, it has no investment results. Once the Fund has a performance record of at least one year, a bar chart and performance table will be included in this Prospectus.
Performance Availability Website Address [Text]	www.TCW.com